Earnings (Loss) Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Earning (Loss) Per Share

The following is a reconciliation for the calculation of net income (loss) attributable to the Company and the basic and diluted earnings (loss) per share for the nine months ended September 30, 2025 and 2024:

	Nine Months Ended
	September 30, 2025	September 30, 2024
Net Income (Loss) Attributable to the Company	$(6,471,235)	$(17,446,633)

Weighted-Average Shares Outstanding – Basic and Dilutes	176,992,474	135,153,494

Earnings (Loss) Per Share Attributable to the Company – Basic and Diluted	$(0.04)	$(0.13)

The following is a reconciliation for the calculation of net loss attributable to the Company and the basic and diluted loss per share for the year ended December 31, 2024 and 2023:

	Years Ended
	December 31, 2024	December 31, 2023

Net Income (Loss) Attributable to the Company	$(24,628,828)	$(34,651,435)

Weighted-Average Shares Outstanding – Basic and Diluted	142,595,527	115,964,196

Loss Per Share Attributable to the Company – Basic and Diluted	$(0.17)	$(0.30)